Trade and other payables (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables
Payables to merchants	₽ 4,057	₽ 11,431
Money remittances and e-wallets accounts payable		8,807
Deposits received from agents	439	3,415
Payables related to marketing activity		5,751
Commissions payable	40	485
Accrued personnel expenses and related taxes	588	2,073
Other payables	424	1,086
Total trade and other payables	₽ 5,548	₽ 33,048